Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	81,550	34,869	5,056
Less: allowance for doubtful accounts	(37,690)	(5,142)	(746)

Total accounts receivable, net	43,860	29,727	4,310

Schedule of Movement in Allowance for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	43,820	37,690	5,465
(Reversals)/provisions	(246)	2,089	303
Write-offs	(5,884)	(34,637)	(5,022)

Balance at end of year	37,690	5,142	746